Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase decrease in debt exchange [Line Items]
Impacts due to Debt Exchange	$ (977)
Sale of premises and equipment	3	16	9
Non Cash [Member]
Increase decrease in debt exchange [Line Items]
Impacts due to Debt Exchange	$ (439)	$ 0	$ 0